Accounting principles, rules and methods (Tables)	12 Months Ended
Dec. 31, 2023
Accounting principles, rules and methods
Schedule of exchange rates used for the preparation of the Financial Statements

	Closing rate			Average rate
EXCHANGE RATES	AS OF DECEMBER 31,			DECEMBER 31
(currency for €1)	2021	2022	2023	2021	2022	2023
BRL	6.3101	5.6386	5.36	6.3779	5.4399	5.40
USD	1.1326	1.0666	1.11	1.1827	1.0530	1.08

Schedule of useful lives of intangible assets

Items	Amortization period
Development costs	Estimated useful life of the project
Purchased patents	Estimated useful life of patents
Metabrain	19 years
Iris Pharma	20 years
Stanislas Veillet (BIO101)	19 years
Software	3 to 5 years

Schedule of useful lives of property, plant and equipment

Items	Amortization period
General fixtures and fittings	3 to 15 years
Plant, machinery and equipment	5 to 7 years
Office and computer equipment	3 to 5 years
Furniture	3 to 5 years
Transport equipment	3 to 5 years